Revenue Recognition - Schedule of Contract Assets and Unearned Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 98,384	$ 99,118	$ 77,339
Unearned revenue	$ 4,832	$ 2,759	$ 566